Acquisition of Biostrand (Tables) - BioStrand B.V.	12 Months Ended
Apr. 30, 2024
Disclosure of detailed information about business combination [line items]
Summary of Allocated Purchase Price	The Company has allocated the purchase price as follows:

(in thousands)	$
Cash	4,985
Common shares of the Company	29,126
Fair value of consideration	34,111

Cash	36
Amounts receivable	80
Unbilled revenue	8
Equipment and right-of-use assets	247
Intellectual property (not deductible for tax purposes)	28,459
Proprietary processes (not deductible for tax purposes)	391
Goodwill (not deductible for tax purposes)	12,658
Accounts payable and accrued liabilities assumed	(342)
Deferred revenue	9
Leases	(223)
Deferred income tax liability	(7,212)
34,111

Summary of Changes in Value of Subsequent Payments	The changes in the value of the subsequent payments during the years ended April 30, 2024, 2023 and 2022 are as follows:

(in thousands)	$
Balance, April 30, 2022	1,305
Foreign exchange	45
Accretion	27
Working capital adjustment	(68)
Deferred acquisition payment	(592)
Balance, April 30, 2023	717
Foreign exchange	(12)
Accretion	19
Disposal	(294)
Deferred acquisition payment	(146)
Balance, April 30, 2024	284
Less: Current portion	(284)
Non-current portion	—